CONVERTIBLE LOAN	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
CONVERTIBLE LOAN

NOTE 9. CONVERTIBLE LOAN

The Company entered into a $20 million convertible loan note instrument in April 2021. The note had a 5% annual interest rate. During the years ended December 31, 2023 and 2022, the Company converted loan notes totaling $809,692 and $14,228,245, respectively, into ordinary shares and warrants and repaid $0 and $3,195,765, respectively, of the convertible loan note. The convertible loan was recognized as a hybrid financial instrument and accounted for as two separate components: (i) a loan and (ii) an embedded conversion option derivative. As of December 31 2023, the convertible loan had either been fully paid down or converted. As such, the balance of both the convertible loan and corresponding embedded derivative was $0 as of December 31, 2023.

(i) The convertible loan’s initial fair value was the residual amount of the consideration received, net of attributable costs, after separating out the fair value of the embedded conversion option derivative. The loan was subsequently measured at its amortized cost.

(ii) The embedded conversion option derivative was initially measured at fair value and was subsequently remeasured to fair value at each reporting date. The embedded derivative could have been classified as a component of equity only if in all cases the contract would be settled by the Company delivering a fixed number of its own equity instruments in exchange for a fixed amount of cash or debt redemption. That is, had the embedded instrument satisfied the “fixed-for-fixed” criteria outlined in ASC 815-40. However, the derivative instrument included a conversion feature resulting in settlement in a variable number of shares and consequently, was not considered indexed to the company’s shares (i.e. it did not qualify for the scope exception to derivative each period were recorded in the consolidated statements of operations) for the year ended December 31, 2023:

	Residual loan	Embedded Derivative	Total
Balance at December 31, 2022	£653,484	£2,439	£655,923
Accrued interest	71,568	-	71,568
Repayment	(639,336)	(2,439)	(641,775)
Modification of loan notes	(53,619)	-	(53,619)
Currency adjustment	(32,097)	-	(32,097)
Balance at December 31, 2023	£-	£-	£-

The value of the embedded derivative was remeasured to fair value at each reporting date, based on the Black-Scholes valuation model, with recognition of the changes in fair value in the consolidated statements of operations. As noted above, the value of the embedded derivative liability as of December 31, 2023 was $0.